Other Non-current Financial Assets - Summary of Other Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Commodity put options	$ 109	$ 0
Other current financial assets	109	0
Other non-current financial assets:
Marketable securities	9,323	6,379
Other	7,495	7,739
Other non-current financial assets	$ 16,818	$ 14,118